Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash flows used in operations (see Appendix A)	$ (1,485)	$ (2,225)
Interest received	23
Income tax paid	(258)
Interest paid	(192)	(1)
Net cash flow used in operating activities	(1,912)	(2,226)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisitions of an associates and financial assets at fair value through profit or loss	(4,080)	(1,829)
Consolidation of subsidiaries upon gain of control (see Appendix C, Appendix D, note 4.E, note 4.F)	2,736	290
Purchase of property and equipment	(20)	(123)
Deconsolidation of ScoutCam Inc upon loss of control (see Appendix B and note 4.C)		(3,252)
Purchase of intangible assets		(4,728)
Investment in short term deposits		(46)
Exercise of ScoutCam’s warrants		(234)
Proceeds from sale of financial assets at fair through profit or loss and securities of an associate	404	1,841
Dividend received from an associate	171
Net cash flow used in investing activities	(789)	(8,081)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants by subsidiaries, net of issuance costs of subsidiaries (see notes 4.B, 4.A)	98	1,300
Dividend paid to non-controlling interest	(391)
Principal elements of lease liability	(35)
Receipt of short-term loans	1,000	51
Receipt of long-term loans	651
Repayment of loans	(541)	(1,060)
Repayment of related party debt (see note 4.D)	(146)
Proceeds from issuance of shares and warrants and from exercise of warrants, net of issuance costs (see note 8)		17,336
Net cash flow generated from financing activities	636	17,627
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,065)	7,320
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	24,025	22,363
GAIN (LOSS) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	181	(41)
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	22,141	29,642
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Right of use assets obtained in exchange for lease liabilities	185
Non-cash investment in Gix Group (note 4.G)		4,417
Issuance of shares in exchange for media and advertising services rights (note 4.E)		1,250
Purchase of a software license on credit (notes 4.E, 10)		1,346
Decrease in loan balance due to modification of terms (note 4.F)	243
Deferred offering costs included in other current liabilities	497
Non-cash investment in Laminera Flow Optimization Ltd (note 4.M)	400
Non-cash investment in ClearMind Medicine Inc (note 4.N)	500
Income (Loss) for the period before taxes on income	(4,739)	9,785
Gain from exchange differences other than cash and cash equivalents	296	82
Depreciation and amortization	1,749	356
Finance expenses	404	1
Finance income	(555)
Changes in fair value of warrants issued to investors	99	474
Change in fair value of commitment to issue shares	63
Share based compensation to employees and service providers	631
Net change in the fair value of financial assets at fair value through profit or loss (note 3)	813	(583)
Gain from initial recognition of assets and liabilities upon control obtained in an associate (note 4.F)	(2,300)
Share of net loss of associates accounted for using the equity method (note 4)	1,910	419
Reversal of an impairment loss	(94)
Gain arising from deconsolidation of a subsidiary upon loss of control (see note 4.A)		(12,083)
Gain from sales of investments (see note 3, note 4.G)	(68)	(2,025)
Decrease (Increase) in trade accounts receivable	(2,961)	129
Decrease (Increase) in other current assets	30	(910)
Increase in trade accounts payable	370	483
Increase in accrued compensation expenses	18	407
Increase in contract liabilities		747
Increase in contract fulfillment assets		(240)
Increase in other current liabilities and liability to event producers	3,035	1,144
Decrease in deferred offering costs (see note 4.D)	418
Increase in inventory	(604)	(411)
Cash flows used in operations	$ (1,485)	$ (2,225)